Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 £ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2020 $ / €	Dec. 31, 2019 EUR (€)
FINANCIAL RISK FACTORS
Exposure	€ 900					€ 1,000
FX forward contracts | 1 to 6 months
FINANCIAL RISK FACTORS
Exposure	290
Average forward rate		0.90	122.33	1.07	1.69
FX forward contracts | 7 to 12 months
FINANCIAL RISK FACTORS
Exposure	€ 146
Average forward rate		0.91	125.06	1.07	0